Transactions with Related Parties, Robin Energy Ltd (Details)			12 Months Ended
	Apr. 14, 2025 USD ($) $ / shares shares	Mar. 07, 2023 $ / shares	Dec. 31, 2025 USD ($) Vote $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Mar. 02, 2023 $ / shares
Transactions with Related Parties [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001
Consecutive trading day period			5 days
Investment in related parties | $			$ 127,118,569	$ 100,687,500
Dividend income from related party | $			5,651,212	2,645,833	$ 1,020,833
Proceeds received from related party | $			786,001	0	$ 0
Due from related parties, current | $			$ 7,431,696	$ 6,072,800
Unobservable Inputs [Abstract]
Share price (in dollars per share) | $ / shares			$ 3.8386
Related Party [Member] | Robin [Member]
Transactions with Related Parties [Abstract]
Dividend income from related party | $			$ 358,333
Proceeds received from related party | $			786,001
Due from related parties, current | $			$ 0
Series A Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares, stated amount (in dollars per share) | $ / shares		$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Percentage of volume-weighted average price of common shares			150.00%
Preferred shares, dividend rate		1.00%	1.00%	1.00%
Series A Preferred Shares [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Consecutive trading day period			5 days
Series A Preferred Shares [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Consecutive trading day period			10 days
Preferred shares, dividend rate			20.00%
Series A Preferred Shares [Member] | Related Party [Member] | Robin [Member]
Transactions with Related Parties [Abstract]
Preferred shares, issued (in shares) | shares	2,000,000
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 25
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Number of votes per share | Vote			0
Percentage of volume-weighted average price of common shares			200.00%
Investment in related parties | $			$ 26,049,125
Accrued dividends | $			$ 106,945
Preferred shares, dividend rate			1.00%
Dividends received from related party | $			$ 251,389
Series A Preferred Shares [Member] | Related Party [Member] | Robin [Member] | Level 2 [Member]
Transactions with Related Parties [Abstract]
Investment in related parties | $	$ 25,942,180
Series A Preferred Shares [Member] | Related Party [Member] | Robin [Member] | Discounted Cash Flow Model [Member]
Unobservable Inputs [Abstract]
Weighted average cost of capital	11.88%
Series A Preferred Shares [Member] | Related Party [Member] | Robin [Member] | Black Scholes [Member]
Unobservable Inputs [Abstract]
Weighted average cost of capital	11.88%
Volatility	107.92%
Risk-free rate	4.02%
Strike price (in dollars per share) | $ / shares	$ 10.546
Share price (in dollars per share) | $ / shares	5.8
Series A Preferred Shares [Member] | Related Party [Member] | Robin [Member] | Probability Adjusted Method [Member]
Unobservable Inputs [Abstract]
5-day VWAP with 10% discount to conversion day price (in dollars per share) | $ / shares	4.5
5-day VWAP with 20% discount to conversion day price (in dollars per share) | $ / shares	$ 4
Probability ascribed for 10% lower 5-day VWAP	75.00%
Probability ascribed for 20% lower 5-day VWAP	25.00%
Share price (in dollars per share) | $ / shares	$ 5
Series A Preferred Shares [Member] | Related Party [Member] | Robin [Member] | Probability Adjusted Method [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Discount rate	10.00%
Series A Preferred Shares [Member] | Related Party [Member] | Robin [Member] | Probability Adjusted Method [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Discount rate	20.00%